Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 517,651	$ 352,592	$ 388,505	$ 628,440	$ 1,950,782	$ 1,927,778	$ 1,887,188
Operating income	100,772	6,141	28,908	138,394	115,211	6,310	15,380	134,623	101,924	1,253	20,568	126,335	274,215	271,524	250,080
Net income (loss)	57,189	(3,057)	10,067	80,674	62,106	(4,414)	(3,888)	78,835	55,143	(15,747)	4,013	68,354	144,873	132,639	111,763
Net income (loss) attributable to Southwest Gas Corporation	$ 57,303	$ (2,864)	$ 10,108	$ 80,773	$ 62,393	$ (4,305)	$ (3,676)	$ 78,919	$ 55,324	$ (15,641)	$ 4,055	$ 68,549	$ 145,320	$ 133,331	$ 112,287
Basic earnings (loss) per common share	$ 1.24	$ (0.06)	$ 0.22	$ 1.75	$ 1.35	$ (0.09)	$ (0.08)	$ 1.71	$ 1.20	$ (0.34)	$ 0.09	$ 1.50	$ 3.14	$ 2.89	$ 2.45
Diluted earnings (loss) per common share	$ 1.22	$ (0.06)	$ 0.22	$ 1.73	$ 1.34	$ (0.09)	$ (0.08)	$ 1.70	$ 1.19	$ (0.34)	$ 0.09	$ 1.48	$ 3.11	$ 2.86	$ 2.43